Financial risk management (Tables)	12 Months Ended
Mar. 31, 2026
Statements [Line Items]
Summary of Capital Risk Management Indicator Return on Equity
Sony refers to Return on Equity (“ROE”) as an indicator for capital risk management in the light of ensuring financial soundness.

	March 31
	2025	2026
ROE*	13.5%	12.6%
* ROE is calculated using equity attributable to Sony Group Corporation’s stockholders and net income from continuing operations attributable to Sony Group Corporation’s stockholders, and the ROE for the fiscal year ended March 31, 2025 has also been represented accordingly.

Summary of Maturity Analysis for Non-Derivative and Derivative Financial Liabilities
The following table summarizes Sony’s financial liabilities as of March 31, 2025 and 2026.

	Yen in millions
	March 31, 2025
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Deposits from customers in the banking business *1,2	4,243,962	4,281,915	4,006,600	96,834	11,141	2,692	10,596	154,052
Bonds	664,390	688,245	114,299	128,972	103,488	93,160	162,927	85,399
Borrowings	2,934,386	2,971,250	1,934,886	264,847	233,755	157,629	21,521	358,612
Loan commitments	-	27,564	27,564	-	-	-	-	-
Derivative liabilities *3	154,526	155,095	21,479	121,611	3,173	2,693	2,340	3,799
Guarantee deposits received	45,017	45,017	31,866	100	21	7	6	13,017
Redeemable noncontrolling interests	52,963	53,750	10,912	21,588	4,447	3,405	2,287	11,111

	Yen in millions
	March 31, 2025
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	599,470	712,098	115,608	107,197	94,233	75,125	67,715

		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		52,376	42,763	34,114	25,860	21,529	75,578

*1	Demand deposits are included in the “Within 1 year” category.

*2
As a result of the execution of the Partial
Spin-off
of the Financial Services business, SFGI, which operates the Financial Services business, has been excluded from consolidation. Therefore, there is no balance of deposits from customers in the banking business as of March 31, 2026.

*3	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2025
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
-Net settled
Paid	155,095	21,479	121,611	3,173	2,693	2,340	3,799
Derivative contracts
-Gross settled
Received	-	-	-	-	-	-	-
Paid	-	-	-	-	-	-	-

	Yen in millions
	March 31, 2026
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Bonds	474,343	490,794	128,224	92,759	62,450	121,962	1,155	84,244
Borrowings	567,643	638,704	109,081	69,467	160,433	16,977	151,655	131,091
Derivative liabilities *1	70,216	70,216	70,216	-	-	-	-	-
Guarantee deposits received	7,812	7,812	-	309	25	10	10	7,458
Redeemable noncontrolling interests	78,568	81,194	37,485	9,995	1,974	9,344	1,640	20,756

	Yen in millions
	March 31, 2026
	Carrying amount	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years
Lease liabilities	627,683	722,527	115,801	106,678	97,209	84,213	67,155

		5 years to 6 years	6 years to 7 years	7 years to 8 years	8 years to 9 years	9 years to 10 years	10+ years
		55,337	47,266	36,423	31,878	27,073	53,494

*1	Breakdown of net settlements and gross settlements in the derivative liabilities are presented below.

Yen in millions
March 31, 2026
	Total	Within 1 year	1 year to 2 years	2 years to 3 years	3 years to 4 years	4 years to 5 years	5+ years
Derivative contracts
-Net settled
Paid	70,216	70,216	-	-	-	-	-
Derivative contracts
-Gross settled
Received	-	-	-	-	-	-	-
Paid	-	-	-	-	-	-	-

Summary of Foreign Exchange Risk Exposures
The net amount of Sony’s exposure to foreign exchange risk mainly includes the following. Foreign exchange risk exposures that are mitigated by the use of derivatives are excluded.

	Yen in millions
	March 31
	2025	2026
U.S. dollar	143,720	61,391
Euro	(2,903)	(4,651)

*	Net exposures resulting in a liability are presented as negative and net exposures resulting in an asset are presented as positive.

Summary of Changes in Loss Allowances
(a)	Changes in the loss allowances
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	Lifetime expected credit losses
	Fiscal year ended March 31
	2025	2026
Balance at beginning of the fiscal year	33,066	26,847

Changes due to financial assets recognized at beginning of the fiscal year:
- Financial assets that have been derecognized	(1,843)	(578)
New financial assets originated or purchased	9,408	8,486
Write-offs	(11,936)	(4,900)
Changes in models/risk parameters	(1,400)	1,801
Foreign exchange and other movements	(448)	1,896

Balance at end of the fiscal year	26,847	33,552

Debt Securities

	Yen in millions
	12-month expected credit losses *1
	Fiscal year ended March 31
	2025	2026
Balance at beginning of the fiscal year	58	61

Changes due to financial assets recognized at beginning of the fiscal year:
- Financial assets that have been derecognized	(3)	-
New financial assets originated or purchased	9	-
Changes in models/risk parameters	(3)	-
Foreign exchange and other movements *2	-	(61)

Balance at end of the fiscal year	61	-

*1
For all debt securities, Sony considers that the credit risk has not increased significantly since initial recognition, and therefore the loss allowance is measured at an amount equal to
12-months
of expected credit losses.

*2
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

The loss allowances for debt securities are for debt securities measured at fair value through other comprehensive income as of March 31, 2025.

Loans

	Yen in millions
	12-month expected credit losses	Lifetime expected credit losses	Total
Balance as of April 1, 2024	277	1,502	1,779

Changes due to financial assets recognized as of April 1, 2024:
- Transfer to lifetime expected credit losses	(2)	2	-
- Transfer to 12-month expected credit losses	166	(166)	-
- Financial assets that have been derecognized	(23)	(156)	(179)
New financial assets originated or purchased	32	16	48
Changes in models/risk parameters	(217)	189	(28)
Foreign exchange and other movements	-	-	-

Balance as of March 31, 2025 *1	233	1,387	1,620

Changes due to financial assets recognized as of March 31, 2025:
- Transfer to lifetime expected credit losses	-	-	-
- Transfer to 12-month expected credit losses	-	-	-
- Financial assets that have been derecognized	(0)	(19)	(19)
New financial assets originated or purchased	0	64	64
Changes in models/risk parameters	-	-	-
Foreign exchange and other movements *2	(233)	(356)	(589)

Balance as of March 31, 2026 *1	0	1,076	1,076

*1	Loans that are credit-impaired as of March 31, 2025 and 2026 were not significant.

*2
The figures for the fiscal year ended March 31, 2026 include the impact of the deconsolidation of SFGI, which operates the Financial Services business, resulting from the execution of the Partial
Spin-off
of the Financial Services business.

Summary of Credit Risk Exposure By Risk Rating Grades
(c)	Credit risk exposure by risk rating grades
Credit risk exposure by risk rating grades as of March 31, 2025 and 2026, is as follows:
Trade and other receivables, and contract assets including
non-current
other receivables in the Pictures segment

	Yen in millions
	March 31
	2025	2026
Outstanding receivables by overview period of overdue (Gross carrying amount)
Not past due or due within 30 days	1,972,150	1,831,302
Due over 30 to 90 days	46,897	66,618
Due over 90 days	56,512	49,238

Total	2,075,559	1,947,158

Yen in millions
March 31
2025
Debt securities by credit ratings (Gross carrying amount)
AAA	895,392
AA	3,245,007
A	7,052,650
BBB	27,660
Other	45,849

Total	11,266,558

Summary of Gross Carrying Amount For Loans At Amortized Cost Based On Credit Ratings
The following table shows an analysis of the gross carrying amount for loans measured at amortized cost based on credit ratings by debtors in the banking business in the Financial Services business as of March 31, 2025.

	Yen in millions
	March 31, 2025
	Normal*			Other than Normal			Total
	12-month expected credit losses	Lifetime expected credit losses	Sub total	12-month expected credit losses	Lifetime expected credit losses	Sub total
Loans
Housing loans	3,758,168	525	3,758,693	2,393	2,661	5,054	3,763,747
Other	20,861	322	21,183	7	84	91	21,274

Total	3,779,029	847	3,779,876	2,400	2,745	5,145	3,785,021

*	Normal is defined as borrowers who have strong results and no particular problems with their financial position.

Equity price risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis
The table below shows the effects on income before income taxes and other comprehensive income (before considering the tax effects) as of March 31, 2025 and 2026 if market prices of marketable equity instruments (e.g., stocks) had decreased by 10%.

	Yen in millions
	March 31
	2025	2026
Income before income taxes	(47,269)	(44,693)
Other comprehensive income (before considering the tax effects)	(8,114)	(14,854)

Currency risk [member]
Statements [Line Items]
Summary of Sensitivity Analysis

	Yen in millions
	March 31
	2025	2026
U.S. dollar	(14,372)	(6,139)
Euro	290	465